            1 (212) 318-6609

            kevinbrown@paulhastings.com

            August 31, 2022

            VIA EDGAR

            Securities and Exchange Commission

            100 F Street, N.E.

            Washington, DC 20549

            Attention:        Office of Filings, Information & Consumer Services

            RE:                   Comstock Funds, Inc. (the “Fund”)

                            File Nos. 033-40771/811-05502

            Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 53 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on August 26, 2022 (Accession #0001193125-22-231337).

If you have any questions, concerning this filing, you may contact the undersigned at the number above.

            Very truly yours,

            /s/ Kevin Brown

            Kevin Brown

            for PAUL HASTINGS LLP

            cc:     J. Ball

            P. Goldstein

            A. Ward